Long-Term Debt - Additional information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Jun. 30, 2014	Jun. 23, 2014	Jul. 01, 2014	Jul. 02, 2014
Debt Instrument [Line Items]
Required offer price to repurchase senior notes if change of control repurchase event and downgrade below investment grade credit rating occurs	101.00%
Senior notes	$ 1,585,395,000	$ 1,030,921,000
Term Loan Facility Commitment	250,000,000
Outstanding letters of credit	46,485,000
Maximum consolidated debt reduction for unrestricted cash and cash equivalents for debt covenant calculation	200,000,000
Additional interest expense	1,188,000	1,108,000	1,034,000
Minimum
Debt Instrument [Line Items]
Reduction of consolidated debt in the debt ratio calculation	50,000,000
Including Acquisition Bridge Debt
Debt Instrument [Line Items]
Debt covenant	3.50x
Excluding Acquisition Bridge Debt
Debt Instrument [Line Items]
Debt covenant	3.75x
New Term Loan Facility | 2014
Debt Instrument [Line Items]
Quarterly principal payment under under the term loan facility	1.25%
New Term Loan Facility | 2015
Debt Instrument [Line Items]
Quarterly principal payment under under the term loan facility	1.25%
New Term Loan Facility | There After
Debt Instrument [Line Items]
Quarterly principal payment under under the term loan facility	1.875%
Trade Receivable Credit Facility
Debt Instrument [Line Items]
Credit facility commitment							150,000,000
Outstanding borrowing under credit facility	369,575,000	234,101,000
Credit facility borrowing base	313,428,000	174,977,000
Trade Receivable Credit Facility | Credit Agreement Amendment
Debt Instrument [Line Items]
Credit facility commitment							250,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility commitment	350,000,000
Senior unsecured revolving facility, maturity period	5 years
Debt instrument maturity period	Nov. 29, 2018
Outstanding letters of credit	2,507,000	2,507,000
Short-term Line of Credit
Debt Instrument [Line Items]
Credit facility commitment	5,000,000
Outstanding borrowing under credit facility	0	0
Texas Industries Inc. | Amended | Maximum
Debt Instrument [Line Items]
Debt covenant	3.50x			3.75x	3.75x
Amendment consolidated EBITDA						95,000,000
Acquisition integration expenses						70,000,000
London Interbank Offered Rate(LIBOR) | Trade Receivable Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate							0.70%
6.6% Senior Notes, Due 2018
Debt Instrument [Line Items]
Interest rate on notes	6.60%
Maturity date	2018
Senior notes	299,123,000	298,893,000
Increase in annual interest expense due to ongoing amortization of the terminated value of the swap agreements	1,200,000
7% Debentures, Due 2025
Debt Instrument [Line Items]
Interest rate on notes	7.00%
Maturity date	2025
Senior notes	124,500,000	124,471,000
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Interest rate on notes	6.25%
Maturity date	2037
Senior notes	228,184,000	228,148,000
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Interest rate on notes	4.25%
Maturity date	2024
Senior notes	395,309,000					400,000,000
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Maturity date	2017
Floating Rate Senior Notes due in 2017
Debt Instrument [Line Items]
Senior notes						300,000,000
Floating Rate Senior Notes due in 2017 | Three-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate						1.10%
9.25% Senior Notes due 2020 | Texas Industries Inc.
Debt Instrument [Line Items]
Notes repurchased								$ 650,000,000
9.25% Senior Notes due 2020 | Texas Industries Inc. | Amended
Debt Instrument [Line Items]
Interest rate on notes						9.25%
Maturity date						2020